CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating revenues:
Operating revenues	$ 78,487	$ 25,503
Operating costs and expenses:
General and administrative (including expenses to related parties of $38,782 and $43,050 for the nine months ended September 30, 2021 and 2020, respectively)	(68,949)	(69,787)
Pre-opening costs (including expenses to related parties of $125 and $158 for the nine months ended September 30, 2021 and 2020, respectively)	(739)	(133)
Amortization of land use right	(2,496)	(2,499)
Depreciation and amortization	(93,299)	(122,406)
Property charges and other (including expenses to related parties of $4,107 and $1,497 for the nine months ended September 30, 2021 and 2020, respectively)	(4,129)	(4,101)
Total operating costs and expenses	(225,087)	(254,091)
Operating loss	(146,600)	(228,588)
Non-operating income (expenses):
Interest income	2,350	1,175
Interest expenses, net of amounts capitalized	(69,073)	(81,081)
Other financing costs	(314)	(315)
Foreign exchange gains (losses), net	4,989	(4,107)
Other expenses, net	0	(255)
Loss on extinguishment of debt	(28,817)	(18,497)
Total non-operating expenses, net	(90,865)	(103,080)
Loss before income tax	(237,465)	(331,668)
Income tax (expense) credit	(29)	106
Net loss	(237,494)	(331,562)
Net loss attributable to participation interest	38,885	71,427
Net loss attributable to Studio City International Holdings Limited	$ (198,609)	$ (260,135)
Common Class A [Member]
Net loss attributable to Studio City International Holdings Limited per Class A ordinary share:
Basic	$ (0.536)	$ (0.965)
Diluted	$ (0.536)	$ (0.969)
Weighted average Class A ordinary shares outstanding used in net loss attributable to Studio City International Holdings Limited per Class A ordinary share calculation:
Basic	370,352,700	269,481,487
Diluted	370,352,700	341,993,247
Provision of Gaming Related Services [Member]
Operating revenues:
Operating revenues	$ (5,522)	$ (38,986)
Operating costs and expenses:
Cost of revenue	(18,934)	(18,932)
Rooms [Member]
Operating revenues:
Operating revenues	30,774	12,330
Operating costs and expenses:
Cost of revenue	(9,328)	(8,473)
Food and Beverage [Member]
Operating revenues:
Operating revenues	20,417	15,613
Operating costs and expenses:
Cost of revenue	(20,939)	(20,556)
Entertainment [Member]
Operating revenues:
Operating revenues	2,428	1,025
Operating costs and expenses:
Cost of revenue	(2,252)	(2,676)
Services Fee [Member]
Operating revenues:
Operating revenues	19,493	19,706
Mall [Member]
Operating revenues:
Operating revenues	9,684	14,738
Operating costs and expenses:
Cost of revenue	(2,907)	(3,648)
Retail and Other [Member]
Operating revenues:
Operating revenues	1,213	1,077
Operating costs and expenses:
Cost of revenue	$ (1,115)	$ (880)